Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended	60 Months Ended	105 Months Ended	120 Months Ended
	Mar. 31, 2025	Mar. 31, 2025	Mar. 31, 2025	Mar. 31, 2025	Mar. 30, 2025	Mar. 31, 2024	Mar. 30, 2024	Mar. 31, 2023	Mar. 30, 2023	Mar. 31, 2022	Mar. 30, 2022	Mar. 31, 2021	Mar. 30, 2021	Mar. 31, 2020	Mar. 30, 2020	Mar. 31, 2019	Mar. 30, 2019	Mar. 31, 2018	Mar. 30, 2018	Mar. 31, 2017	Mar. 30, 2017	Jun. 30, 2016	Mar. 31, 2016	Mar. 31, 2015
C000000699 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class A Shares at maximum sales charge (Offering Price)
Account Value	$ 11,818	$ 11,818	$ 11,818	$ 11,818		$ 11,626		$ 11,212		$ 11,314		$ 11,744		$ 11,101		$ 10,853		$ 10,308		$ 9,983			$ 10,047	$ 9,697
Average Annual Return, Percent	(1.36%)	0.64%		1.68%
C000000699 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class A Shares at NAV (excluding maximum sales charge)
Account Value	$ 12,187	$ 12,187	12,187	$ 12,187		11,990		11,562		11,667		12,111		11,448		11,193		10,630		10,295			10,361	10,000
Average Annual Return, Percent	1.65%	1.26%		2.00%
C000137699 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class C Shares at NAV (excluding maximum sales charge)
Account Value	$ 11,424	$ 11,424	11,424	$ 11,424		11,239		10,838		11,037		11,538		10,996		10,836		10,384		10,125			10,280	10,000
Average Annual Return, Percent	0.94%	0.46%		1.34%
C000001504 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class I Shares at NAV
Account Value	$ 12,438	$ 12,438	12,438	$ 12,438		12,213		11,754		11,834		12,259		11,568		11,277		10,702		10,334			10,391	10,000
Average Annual Return, Percent	1.85%	1.46%		2.21%
C000000700 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class A Shares at maximum sales charge (Offering Price)
Account Value	$ 11,591	$ 11,591	11,591	$ 11,591		11,416		10,927		11,560		12,267		11,305		11,039		10,502		10,034			10,000	9,581
Average Annual Return, Percent	(2.76%)	(0.35%)		1.49%
C000000700 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class A Shares at NAV (excluding maximum sales charge)
Account Value	$ 12,098	$ 12,098	12,098	$ 12,098		11,915		11,405		12,066		12,803		11,799		11,521		10,961		10,473			10,438	10,000
Average Annual Return, Percent	1.53%	0.50%		1.92%
C000137700 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class C Shares at NAV (excluding maximum sales charge)
Account Value	$ 11,339	$ 11,339	$ 11,339	$ 11,339		11,168		10,690		11,403		12,201		11,325		11,155		10,697		10,309			10,357	10,000
Average Annual Return, Percent	0.74%	(0.28%)		1.26%
C000171394 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class R6 Shares at NAV
Account Value					$ 11,408		$ 11,204		$ 10,701		$ 11,299		$ 11,967		$ 11,000		$ 10,716		$ 10,167		$ 9,696	$ 10,000
Average Annual Return, Percent	1.82%	0.73%	1.52%
C000001507 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class I Shares at NAV
Account Value	$ 12,349	$ 12,349	$ 12,349	$ 12,349		12,123		11,590		12,229		12,948		11,913		11,610		11,025		10,514			10,458	10,000
Average Annual Return, Percent	1.86%	0.72%		2.13%
C000000702 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class A Shares at maximum sales charge (Offering Price)
Account Value	$ 11,381	$ 11,381	11,381	$ 11,381		11,186		10,872		10,789		11,071		10,590		10,441		10,014		9,880			9,945	9,746
Average Annual Return, Percent	(0.80%)	0.94%		1.30%
C000000702 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class A Shares at NAV (excluding maximum sales charge)
Account Value	$ 11,677	$ 11,677	11,677	$ 11,677		11,477		11,155		11,070		11,360		10,866		10,713		10,275		10,137			10,205	10,000
Average Annual Return, Percent	1.74%	1.45%		1.56%
C000137701 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class C Shares at NAV (excluding maximum sales charge)
Account Value	$ 10,955	$ 10,955	10,955	$ 10,955		10,767		10,465		10,477		10,828		10,448		10,384		10,031		9,978			10,127	10,000
Average Annual Return, Percent	0.86%	0.64%		0.92%
C000001512 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class I Shares at NAV
Account Value	$ 11,917	$ 11,917	11,917	$ 11,917		11,688		11,326		11,224		11,494		10,973		10,796		10,336		10,171			10,222	10,000
Average Annual Return, Percent	1.96%	1.67%		1.77%
C000000703 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class A Shares at maximum sales charge (Offering Price)
Account Value	$ 13,380	$ 13,380	13,380	$ 13,380		13,125		12,595		13,369		13,475		11,654		11,921		11,115		10,322			10,172	9,579
Average Annual Return, Percent	(2.36%)	1.92%		2.95%
C000000703 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class A Shares at NAV (excluding maximum sales charge)
Account Value	$ 13,968	$ 13,968	13,968	$ 13,968		13,701		13,148		13,956		14,067		12,166		12,444		11,603		10,775			10,618	10,000
Average Annual Return, Percent	1.94%	2.80%		3.40%
C000137702 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class C Shares at NAV (excluding maximum sales charge)
Account Value	$ 13,108	$ 13,108	$ 13,108	$ 13,108		12,858		12,339		13,198		13,411		11,696		12,058		11,333		10,603			10,534	10,000
Average Annual Return, Percent	1.13%	1.97%		2.74%
C000171395 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class R6 Shares at NAV
Account Value					12,842		12,567		12,038		12,746		12,817		11,063		11,287		10,496		9,719	10,000
Average Annual Return, Percent	2.19%	3.03%	2.90%
C000001515 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class I Shares at NAV
Account Value	$ 14,263	$ 14,263	$ 14,263	$ 14,263		13,954		13,372		14,154		14,238		12,288		12,545		11,672		10,820			10,641	10,000
Average Annual Return, Percent	2.22%	3.03%		3.61%
C000122984 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class A Shares at maximum sales charge (Offering Price)
Account Value	$ 13,210	$ 13,210	13,210	$ 13,210		12,714		12,015		12,269		12,193		11,131		11,370		10,697		10,087			10,080	9,750
Average Annual Return, Percent	1.30%	2.96%		2.82%
C000122984 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class A Shares at NAV (excluding maximum sales charge)
Account Value	$ 13,549	$ 13,549	13,549	$ 13,549		13,040		12,323		12,583		12,506		11,416		11,661		10,971		10,345			10,339	10,000
Average Annual Return, Percent	3.90%	3.48%		3.08%
C000137704 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class C Shares at NAV (excluding maximum sales charge)
Account Value	$ 12,713	$ 12,713	12,713	$ 12,713		12,235		11,562		11,903		11,925		10,968		11,304		10,702		10,185			10,254	10,000
Average Annual Return, Percent	3.07%	2.66%		2.43%
C000122986 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class I Shares at NAV
Account Value	$ 13,798	$ 13,798	13,798	$ 13,798		13,270		12,517		12,753		12,648		11,527		11,754		11,029		10,382			10,357	10,000
Average Annual Return, Percent	3.98%	3.66%		3.27%
C000149455 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class A Shares at maximum sales charge (Offering Price)
Account Value	$ 13,286	$ 13,286	13,286	$ 13,286		12,922		12,196		12,830		13,254		11,927		11,733		10,782		10,186			10,224	9,700
Average Annual Return, Percent	(0.27%)	1.56%		2.88%
C000149455 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class A Shares at NAV (excluding maximum sales charge)
Account Value	$ 13,697	$ 13,697	13,697	$ 13,697		13,322		12,573		13,227		13,664		12,296		12,096		11,116		10,501			10,540	10,000
Average Annual Return, Percent	2.82%	2.18%		3.20%
C000149456 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class C Shares at NAV (excluding maximum sales charge)
Account Value	$ 12,841	$ 12,841	12,841	$ 12,841		12,489		11,788		12,501		13,022		11,809		11,709		10,847		10,330			10,464	10,000
Average Annual Return, Percent	2.10%	1.38%		2.53%
C000149457 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class I Shares at NAV
Account Value	$ 13,979	$ 13,979	13,979	$ 13,979		13,553		12,768		13,414		13,828		12,418		12,191		11,174		10,537			10,569	10,000
Average Annual Return, Percent	3.14%	2.40%		3.41%
S And P Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Municipal Bond Index
Account Value	$ 12,450	$ 12,450	$ 12,450	$ 12,450		12,235		11,840		11,866		12,310		11,692		11,266		10,717		10,453		10,000	10,395	10,000
Average Annual Return, Percent	1.76%	1.26%	1.78%	2.22%
S And P Municipal Bond C000171394 Index [Member]
Account Value [Line Items]
Account Value					11,665		11,463		11,093		11,117		11,534		10,954		10,556		10,041		9,794
S And P Municipal Bond C000171395 Index [Member]
Account Value [Line Items]
Account Value					11,665		11,463		11,093		11,117		11,534		10,954		10,556		10,041		9,794
S And P Municipal Bond Intermediate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Municipal Bond Intermediate Index
Account Value	$ 12,336	$ 12,336	$ 12,336	$ 12,336		12,150		11,847		11,687		12,183		11,597		11,195		10,614		10,410			10,404	10,000
Average Annual Return, Percent	1.53%	1.24%		2.12%
Lipper Intermediate Municipal Debt Funds Classification Average [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Lipper Intermediate Municipal Debt Funds Classification Average
Average Annual Return, Percent	1.79%	1.39%		1.74%
Lipper General And Insured Municipal Debt Funds Classification Average [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Lipper General & Insured Municipal Debt Funds Classification Average
Average Annual Return, Percent	1.61%	1.12%	1.45%	1.92%
S And P Municipal Bond Short Intermediate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Municipal Bond Short-Intermediate Index
Account Value	$ 11,797	$ 11,797	$ 11,797	$ 11,797		11,474		11,236		11,065		11,443		11,011		10,759		10,346		10,276			10,235	10,000
Average Annual Return, Percent	2.82%	1.39%		1.67%
Lipper Short Intermediate Municipal Debt Funds Classification Average [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Lipper Short-Intermediate Municipal Debt Funds Classification Average
Average Annual Return, Percent	2.69%	1.30%		1.33%
S And P Municipal Yield Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Municipal Yield Index
Account Value	$ 14,753	$ 14,753	$ 14,753	$ 14,753		14,216		13,187		13,712		14,063		12,400		12,265		11,416		10,892		$ 10,000	10,502	10,000
Average Annual Return, Percent	3.78%	3.54%	3.45%	3.97%
S And P Municipal Yield C000171395 Index [Member]
Account Value [Line Items]
Account Value					$ 13,451		$ 12,961		$ 12,023		$ 12,502		$ 12,822		$ 11,306		$ 11,183		$ 10,408		$ 9,930
Lipper High Yield Municipal Debt Funds Classification Average [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Lipper High Yield Municipal Debt Funds Classification Average
Average Annual Return, Percent	3.41%	2.50%	2.24%	2.85%
S And P Short Duration Municipal Yield Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Short Duration Municipal Yield Index
Account Value	$ 13,857	$ 13,857	$ 13,857	$ 13,857		$ 13,352		$ 12,700		$ 12,629		$ 12,806		$ 11,753		$ 11,596		$ 10,885		$ 10,485			$ 10,256	$ 10,000
Average Annual Return, Percent	3.78%	3.35%		3.32%